Non-operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Expense, Nonoperating [Abstract]
Impairment of equity securities at cost	$ 7,000	$ 0	$ 0
Foreign exchange losses	2,195	2,401	1,984
Financial charges	104	341	104
Interest expense	685	643	244
Other components of defined benefit plans, net	248	132	140
Other	847	153	354
Total non-operating expenses from continuing operations	$ 11,079	$ 3,670	$ 2,826